Vessels under construction (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of estimated installment payments for vessels under construction
The table below summarizes the estimated installment payments for the vessels under construction as of December 31, 2025:*

In millions of U.S. Dollars	Amount
Q1 2026	$40.9
Q2 2026	57.6
Q3 2026	14.1
Q4 2026	59.1
2027	212.6
2028	188.3
Total	$572.6

*These are estimates only and are subject to change as construction progresses.